PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)

Common Stocks – 27.6% of Net Assets
	Aerospace & Defense – 0.5%
9	Axon Enterprise, Inc.(a)	$1,010
72	Boeing Co. (The)(a)	10,717
12	General Dynamics Corp.	2,838
1	L3Harris Technologies, Inc.	232
2	Lockheed Martin Corp.	864
14	Moog, Inc., Class A	1,118
2	Northrop Grumman Corp.	879
24	Raytheon Technologies Corp.	2,278

		19,936

	Air Freight & Logistics – 0.2%
35	Expeditors International of Washington, Inc.	3,467
3	FedEx Corp.	596
16	GXO Logistics, Inc.(a)	947
17	United Parcel Service, Inc., Class B	3,060

		8,070

	Airlines – 0.1%
41	Delta Air Lines, Inc.(a)	1,764
122	JetBlue Airways Corp.(a)	1,343

		3,107

	Auto Components – 0.1%
3	Aptiv PLC(a)	319
89	BorgWarner, Inc.	3,278
82	Dana, Inc.	1,215
10	Visteon Corp.(a)	1,047

		5,859

	Automobiles – 0.5%
50	Ford Motor Co.	708
134	General Motors Co.(a)	5,080
15	Tesla, Inc.(a)	13,061
11	Thor Industries, Inc.	842

		19,691

	Banks – 1.4%
64	Ameris Bancorp	2,669
124	Bank of America Corp.	4,424
57	Cadence Bank	1,427
145	Citigroup, Inc.	6,990
60	Citizens Financial Group, Inc.	2,364
26	Cullen/Frost Bankers, Inc.	3,440
20	Fifth Third Bancorp	751
289	FNB Corp.	3,329
201	Fulton Financial Corp.	3,049
127	Huntington Bancshares, Inc.	1,670
50	International Bancshares Corp.	1,990

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
13	JPMorgan Chase & Co.	$1,552
139	KeyCorp	2,684
12	M&T Bank Corp.	2,000
9	PNC Financial Services Group, Inc. (The)	1,495
71	Regions Financial Corp.	1,471
76	Truist Financial Corp.	3,675
78	Trustmark Corp.	2,175
41	U.S. Bancorp	1,991
52	Webster Financial Corp.	2,599
124	Wells Fargo & Co.	5,410
23	Wintrust Financial Corp.	2,008

		59,163

	Beverages – 0.9%
9	Boston Beer Co., Inc. (The), Class A(a)	3,375
55	Coca-Cola Co. (The)	3,554
25	Constellation Brands, Inc., Class A	6,152
326	Keurig Dr Pepper, Inc.	12,192
135	Monster Beverage Corp.(a)	11,567
16	PepsiCo, Inc.	2,747

		39,587

	Biotechnology – 0.9%
23	AbbVie, Inc.	3,378
48	Alnylam Pharmaceuticals, Inc.(a)	6,405
10	Amgen, Inc.	2,332
29	Arrowhead Pharmaceuticals, Inc.(a)	1,192
3	Biogen, Inc.(a)	622
41	BioMarin Pharmaceutical, Inc.(a)	3,335
59	CRISPR Therapeutics AG(a)	2,928
9	Ligand Pharmaceuticals, Inc.(a)	836
14	Moderna, Inc.(a)	1,882
15	Neurocrine Biosciences, Inc.(a)	1,350
23	Regeneron Pharmaceuticals, Inc.(a)	15,160

		39,420

	Building Products – 0.3%
24	Builders FirstSource, Inc.(a)	1,478
9	Carlisle Cos., Inc.	2,334
27	Carrier Global Corp.	1,033
11	Johnson Controls International PLC	659
9	Lennox International, Inc.	1,919
27	Owens Corning	2,455
18	Trex Co., Inc.(a)	1,047

		10,925

	Capital Markets – 1.4%
3	Ameriprise Financial, Inc.	797
129	Bank of New York Mellon Corp. (The)	5,426
2	BlackRock, Inc.	1,249
158	Charles Schwab Corp. (The)	10,480

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
4	CME Group, Inc.	$877
13	FactSet Research Systems, Inc.	5,245
20	Goldman Sachs Group, Inc. (The)	6,110
49	Intercontinental Exchange, Inc.	5,675
40	Janus Henderson Group PLC	1,219
73	KKR & Co., Inc.	3,721
6	Moody’s Corp.	1,899
9	Morgan Stanley	725
9	MSCI, Inc.	3,791
14	Northern Trust Corp.	1,443
72	SEI Investments Co.	4,012
85	State Street Corp.	5,693
8	Virtus Investment Partners, Inc.	1,417

		59,779

	Chemicals – 0.3%
58	Dow, Inc.	3,857
9	DuPont de Nemours, Inc.	593
3	Ecolab, Inc.	508
24	HB Fuller Co.	1,601
15	Innospec, Inc.	1,430
4	International Flavors & Fragrances, Inc.	485
5	Linde PLC	1,560
18	Minerals Technologies, Inc.	1,145
3	PPG Industries, Inc.	384
3	Sherwin-Williams Co. (The)	825
12	Stepan Co.	1,225

		13,613

	Commercial Services & Supplies – 0.1%
12	MSA Safety, Inc.	1,448
14	Tetra Tech, Inc.	1,950
23	Viad Corp.(a)	753
4	Waste Management, Inc.	658

		4,809

	Communications Equipment – 0.1%
4	Arista Networks, Inc.(a)	462
27	Ciena Corp.(a)	1,490
57	Cisco Systems, Inc.	2,792
1	F5, Inc.(a)	167
15	Lumentum Holdings, Inc.(a)	1,218

		6,129

	Construction & Engineering – 0.1%
45	AECOM	3,175

	Consumer Finance – 0.7%
235	Ally Financial, Inc.	9,391
61	American Express Co.	10,657
61	Capital One Financial Corp.	7,602

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
33	Green Dot Corp., Class A(a)	$874

		28,524

	Containers & Packaging – 0.1%
6	Ball Corp.	487
16	International Paper Co.	740
35	WestRock Co.	1,734

		2,961

	Distributors – 0.0%
8	Genuine Parts Co.	1,040

	Diversified Consumer Services – 0.1%
25	Grand Canyon Education, Inc.(a)	2,399
29	Service Corp. International	1,903

		4,302

	Diversified Telecommunication Services – 0.1%
390	Lumen Technologies, Inc.	3,923

	Electric Utilities – 0.2%
30	American Electric Power Co., Inc.	2,973
8	Eversource Energy	699
15	IDACORP, Inc.	1,578
33	NextEra Energy, Inc.	2,344

		7,594

	Electrical Equipment – 0.3%
5	Acuity Brands, Inc.	862
13	Eaton Corp. PLC	1,885
8	Emerson Electric Co.	722
11	Hubbell, Inc.	2,149
104	Plug Power, Inc.(a)	2,186
10	Rockwell Automation, Inc.	2,527
142	Sunrun, Inc.(a)	2,837

		13,168

	Electronic Equipment, Instruments & Components – 0.3%
28	Avnet, Inc.	1,223
2	CDW Corp.	326
30	Cognex Corp.	2,029
7	Coherent, Inc.(a)	1,875
27	Corning, Inc.	950
39	Itron, Inc.(a)	1,863
3	Keysight Technologies, Inc.(a)	421
5	Littelfuse, Inc.	1,146
20	TE Connectivity Ltd.	2,496
4	Trimble, Inc.(a)	267

		12,596

	Energy Equipment & Services – 0.1%
156	Archrock, Inc.	1,359

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
18	Baker Hughes Co.	$559
63	ChampionX Corp.	1,329
24	Schlumberger NV	936

		4,183

	Entertainment – 0.6%
10	Activision Blizzard, Inc.	756
24	Electronic Arts, Inc.	2,833
39	Netflix, Inc.(a)	7,424
31	Take-Two Interactive Software, Inc.(a)	3,705
88	Walt Disney Co. (The)(a)	9,824
135	Warner Bros Discovery, Inc.(a)	2,450

		26,992

	Food & Staples Retailing – 0.3%
22	BJ’s Wholesale Club Holdings, Inc.(a)	1,416
2	Costco Wholesale Corp.	1,064
14	Kroger Co. (The)	755
56	SpartanNash Co.	1,920
74	Sprouts Farmers Market, Inc.(a)	2,205
39	Sysco Corp.	3,334
21	Walgreens Boots Alliance, Inc.	890
10	Walmart, Inc.	1,530

		13,114

	Food Products – 0.2%
19	Campbell Soup Co.	897
21	Darling Ingredients, Inc.(a)	1,541
14	General Mills, Inc.	990
29	Hain Celestial Group, Inc. (The)(a)	973
14	Hormel Foods Corp.	733
15	Ingredion, Inc.	1,277
4	J.M. Smucker Co. (The)	548
7	Kellogg Co.	480
4	McCormick & Co., Inc.	402
14	Mondelez International, Inc., Class A	903

		8,744

	Gas Utilities – 0.1%
54	New Jersey Resources Corp.	2,331
19	ONE Gas, Inc.	1,603

		3,934

	Health Care Equipment & Supplies – 0.5%
1	Align Technology, Inc.(a)	290
5	Baxter International, Inc.	355
5	Becton Dickinson & Co.	1,236
2	Cooper Cos., Inc. (The)	722
8	Edwards Lifesciences Corp.(a)	846
15	Globus Medical, Inc., Class A(a)	993
19	Haemonetics Corp.(a)	963

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
8	Hologic, Inc.(a)	$576
15	Intuitive Surgical, Inc.(a)	3,589
9	Penumbra, Inc.(a)	1,553
7	STAAR Surgical Co.(a)	400
26	STERIS PLC	5,825
2	Stryker Corp.	483
11	Tandem Diabetes Care, Inc.(a)	1,061
1	Teleflex, Inc.	286

		19,178

	Health Care Providers & Services – 0.8%
5	Amedisys, Inc.(a)	638
2	Anthem, Inc.	1,004
12	Centene Corp.(a)	967
3	Chemed Corp.	1,474
3	Cigna Corp.	740
50	CVS Health Corp.	4,806
16	DaVita, Inc.(a)	1,734
13	Encompass Health Corp.	895
56	HCA Healthcare, Inc.	12,015
9	Henry Schein, Inc.(a)	730
14	Humana, Inc.	6,224
2	Laboratory Corp. of America Holdings(a)	481
41	MEDNAX, Inc.(a)	759
4	Quest Diagnostics, Inc.	535
39	Select Medical Holdings Corp.	882
23	Tenet Healthcare Corp.(a)	1,668

		35,552

	Health Care Technology – 0.3%
74	Allscripts Healthcare Solutions, Inc.(a)	1,529
5	Cerner Corp.	468
124	Doximity, Inc., Class A(a)	4,944
24	Veeva Systems, Inc., Class A(a)	4,367

		11,308

	Hotels, Restaurants & Leisure – 0.8%
5	Booking Holdings, Inc.(a)	11,051
3	Expedia Group, Inc.(a)	524
31	Hilton Worldwide Holdings, Inc.(a)	4,814
17	Jack in the Box, Inc.	1,407
5	McDonald’s Corp.	1,246
28	Six Flags Entertainment Corp.(a)	1,072
76	Starbucks Corp.	5,673
40	Travel & Leisure Co.	2,219
76	Yum China Holdings, Inc.	3,177
24	Yum! Brands, Inc.	2,808

		33,991

	Household Durables – 0.2%
8	DR Horton, Inc.	557

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – continued
45	KB Home	$1,459
19	Meritage Homes Corp.(a)	1,568
74	PulteGroup, Inc.	3,090
61	Taylor Morrison Home Corp.(a)	1,598

		8,272

	Household Products – 0.3%
68	Colgate-Palmolive Co.	5,239
24	Kimberly-Clark Corp.	3,332
22	Procter & Gamble Co. (The)	3,532

		12,103

	Independent Power & Renewable Electricity Producers – 0.1%
22	AES Corp. (The)	449
53	NextEra Energy Partners LP	3,533
48	Sunnova Energy International, Inc.(a)	829

		4,811

	Industrial Conglomerates – 0.2%
15	3M Co.	2,163
39	General Electric Co.	2,908
8	Honeywell International, Inc.	1,548

		6,619

	Insurance – 0.9%
7	Aflac, Inc.	401
8	Allstate Corp. (The)	1,012
124	American International Group, Inc.	7,255
9	Chubb Ltd.	1,858
29	First American Financial Corp.	1,691
11	Hanover Insurance Group, Inc. (The)	1,615
84	Hartford Financial Services Group, Inc. (The)	5,874
13	Marsh & McLennan Cos., Inc.	2,102
6	MetLife, Inc.	394
13	Prudential Financial, Inc.	1,411
64	Reinsurance Group of America, Inc.	6,869
30	Selective Insurance Group, Inc.	2,471
8	Travelers Cos., Inc. (The)	1,368
24	Willis Towers Watson PLC	5,157

		39,478

	Interactive Media & Services – 1.2%
4	Alphabet, Inc., Class A(a)	9,129
7	Alphabet, Inc., Class C(a)	16,095
101	Meta Platforms, Inc., Class A(a)	20,247
263	Pinterest, Inc., Class A(a)	5,397
6	Twitter, Inc.(a)	294

		51,162

	Internet & Direct Marketing Retail – 0.8%
39	Alibaba Group Holding Ltd., Sponsored ADR(a)	3,787

Shares	Description	Value (†)

Common Stocks – continued
	Internet & Direct Marketing Retail – continued
8	Amazon.com, Inc.(a)	$19,885
148	eBay, Inc.	7,684
26	Etsy, Inc.(a)	2,423
78	Qurate Retail, Inc., Class A	328

		34,107

	IT Services – 1.6%
3	Accenture PLC, Class A	901
10	Automatic Data Processing, Inc.	2,182
37	Block, Inc.(a)	3,683
11	Cognizant Technology Solutions Corp., Class A	890
11	Concentrix Corp.	1,732
130	DXC Technology Co.(a)	3,731
67	Fiserv, Inc.(a)	6,561
21	Gartner, Inc.(a)	6,102
23	Global Payments, Inc.	3,151
19	International Business Machines Corp.	2,512
2	Kyndryl Holdings, Inc.(a)	24
22	Mastercard, Inc., Class A	7,994
8	Paychex, Inc.	1,014
51	PayPal Holdings, Inc.(a)	4,484
12	Perficient, Inc.(a)	1,193
4	Shopify, Inc., Class A(a)	1,707
2	VeriSign, Inc.(a)	357
78	Visa, Inc., Class A	16,624
9	WEX, Inc.(a)	1,496

		66,338

	Life Sciences Tools & Services – 0.3%
8	Agilent Technologies, Inc.	954
7	Danaher Corp.	1,758
21	Illumina, Inc.(a)	6,230
31	NeoGenomics, Inc.(a)	293
9	Repligen Corp.(a)	1,415
3	Thermo Fisher Scientific, Inc.	1,659
2	Waters Corp.(a)	606

		12,915

	Machinery – 0.6%
16	AGCO Corp.	2,038
8	Caterpillar, Inc.	1,684
8	Chart Industries, Inc.(a)	1,351
15	Cummins, Inc.	2,838
18	Deere & Co.	6,796
7	Illinois Tool Works, Inc.	1,380
28	ITT, Inc.	1,966
22	Oshkosh Corp.	2,034
6	Otis Worldwide Corp.	437
35	PACCAR, Inc.	2,907
4	Parker-Hannifin Corp.	1,083
25	Terex Corp.	850

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
22	Toro Co. (The)	$1,763

		27,127

	Media – 0.7%
1	Cable One, Inc.	1,166
19	Charter Communications, Inc., Class A(a)	8,141
194	Comcast Corp., Class A	7,714
97	Interpublic Group of Cos., Inc. (The)	3,164
27	New York Times Co. (The), Class A	1,035
188	News Corp., Class A	3,734
41	Omnicom Group, Inc.	3,121
12	Paramount Global, Class B	349

		28,424

	Metals & Mining – 0.2%
19	Alcoa Corp.	1,288
52	Cleveland-Cliffs, Inc.(a)	1,326
50	Commercial Metals Co.	2,050
6	Newmont Corp.	437
4	Nucor Corp.	619
11	Reliance Steel & Aluminum Co.	2,181
27	Steel Dynamics, Inc.	2,315

		10,216

	Multi-Utilities – 0.1%
21	Consolidated Edison, Inc.	1,948
8	DTE Energy Co.	1,048
6	Sempra Energy	968
6	WEC Energy Group, Inc.	600

		4,564

	Multiline Retail – 0.2%
24	Kohl’s Corp.	1,389
59	Macy’s, Inc.	1,426
17	Target Corp.	3,887

		6,702

	Oil, Gas & Consumable Fuels – 1.2%
176	Antero Midstream Corp.	1,808
233	APA Corp.	9,537
15	Chevron Corp.	2,350
115	CNX Resources Corp.(a)	2,363
102	ConocoPhillips	9,743
36	Diamondback Energy, Inc.	4,544
95	EOG Resources, Inc.	11,092
44	EQT Corp.	1,749
34	Exxon Mobil Corp.	2,899
36	Kinder Morgan, Inc.	654
34	Marathon Oil Corp.	847
47	Range Resources Corp.(a)	1,407
180	Southwestern Energy Co.(a)	1,350

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
7	Valero Energy Corp.	$780

		51,123

	Paper & Forest Products – 0.0%
16	Louisiana-Pacific Corp.	1,032

	Pharmaceuticals – 0.9%
111	Bristol-Myers Squibb Co.	8,355
12	Jazz Pharmaceuticals PLC(a)	1,923
20	Johnson & Johnson	3,609
51	Merck & Co., Inc.	4,523
84	Novartis AG, Sponsored ADR	7,394
32	Novo Nordisk A/S, Sponsored ADR	3,648
53	Pfizer, Inc.	2,601
145	Roche Holding AG, Sponsored ADR	6,696
54	Viatris, Inc.	558
5	Zoetis, Inc.	886

		40,193

	Professional Services – 0.2%
15	Equifax, Inc.	3,053
22	Exponent, Inc.	2,108
23	Korn Ferry	1,413
12	ManpowerGroup, Inc.	1,082

		7,656

	Real Estate Management & Development – 0.1%
48	CBRE Group, Inc., Class A(a)	3,986
10	Jones Lang LaSalle, Inc.(a)	2,187

		6,173

	REITs - Apartments – 0.2%
40	American Campus Communities, Inc.	2,587
3	AvalonBay Communities, Inc.	682
27	Camden Property Trust	4,236
16	Equity Residential	1,304

		8,809

	REITs - Diversified – 0.3%
129	American Assets Trust, Inc.	4,721
10	American Tower Corp.	2,410
10	Crown Castle International Corp.	1,852
4	Digital Realty Trust, Inc.	585
1	Equinix, Inc.	719
34	Weyerhaeuser Co.	1,402

		11,689

	REITs - Health Care – 0.0%
10	Ventas, Inc.	555
13	Welltower, Inc.	1,181

		1,736

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Hotels – 0.0%
27	Host Hotels & Resorts, Inc.	$549

	REITs - Mortgage – 0.1%
70	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,799

	REITs - Office Property – 0.2%
198	Brandywine Realty Trust	2,311
97	Corporate Office Properties Trust	2,589
63	Douglas Emmett, Inc.	1,856
84	Easterly Government Properties, Inc.	1,600
28	Kilroy Realty Corp.	1,960

		10,316

	REITs - Regional Malls – 0.0%
67	Macerich Co. (The)	841

	REITs - Shopping Centers – 0.1%
161	Brixmor Property Group, Inc.	4,086

	REITs - Warehouse/Industrials – 0.1%
17	ProLogis, Inc.	2,725

	Road & Rail – 0.2%
5	Avis Budget Group, Inc.(a)	1,338
2	Canadian Pacific Railway Ltd.	147
47	CSX Corp.	1,614
7	Norfolk Southern Corp.	1,805
18	Ryder System, Inc.	1,258
6	Union Pacific Corp.	1,406

		7,568

	Semiconductors & Semiconductor Equipment – 1.3%
16	Advanced Micro Devices, Inc.(a)	1,368
7	Analog Devices, Inc.	1,081
11	Applied Materials, Inc.	1,214
16	Cirrus Logic, Inc.(a)	1,213
11	Enphase Energy, Inc.(a)	1,775
50	First Solar, Inc.(a)	3,652
85	Intel Corp.	3,705
1	Lam Research Corp.	466
37	Lattice Semiconductor Corp.(a)	1,778
28	Micron Technology, Inc.	1,909
104	NVIDIA Corp.	19,289
57	QUALCOMM, Inc.	7,962
14	Silicon Laboratories, Inc.(a)	1,889
7	Synaptics, Inc.(a)	1,039
21	Texas Instruments, Inc.	3,575
10	Universal Display Corp.	1,277
17	Wolfspeed, Inc.(a)	1,559

		54,751

Shares	Description	Value (†)

Common Stocks – continued
	Software – 1.9%
5	Adobe, Inc.(a)	$1,980
12	Aspen Technology, Inc.(a)	1,903
51	Autodesk, Inc.(a)	9,653
12	Blackbaud, Inc.(a)	696
24	CommVault Systems, Inc.(a)	1,464
4	Fair Isaac Corp.(a)	1,494
58	Microsoft Corp.	16,096
180	NortonLifeLock, Inc.	4,507
216	Oracle Corp.	15,854
9	Paylocity Holding Corp.(a)	1,707
11	Qualys, Inc.(a)	1,499
66	Salesforce, Inc.(a)	11,612
14	SPS Commerce, Inc.(a)	1,675
51	Workday, Inc., Class A(a)	10,542

		80,682

	Specialty Retail – 0.4%
37	American Eagle Outfitters, Inc.	559
5	Asbury Automotive Group, Inc.(a)	919
1	AutoZone, Inc.(a)	1,956
11	Best Buy Co., Inc.	989
18	Boot Barn Holdings, Inc.(a)	1,621
11	Five Below, Inc.(a)	1,728
4	GameStop Corp., Class A(a)	500
4	Home Depot, Inc. (The)	1,202
5	Lithia Motors, Inc.	1,416
17	Lowe’s Cos., Inc.	3,361
15	TJX Cos., Inc. (The)	919
4	Tractor Supply Co.	806
1	Ulta Beauty, Inc.(a)	397
11	Williams-Sonoma, Inc.	1,435

		17,808

	Technology Hardware, Storage & Peripherals – 0.1%
38	Hewlett Packard Enterprise Co.	586
40	HP, Inc.	1,465
24	Seagate Technology Holdings PLC	1,969

		4,020

	Textiles, Apparel & Luxury Goods – 0.3%
10	Crocs, Inc.(a)	664
7	Deckers Outdoor Corp.(a)	1,860
6	NIKE, Inc., Class B	748
271	Under Armour, Inc., Class A(a)	4,163
61	VF Corp.	3,172
30	Wolverine World Wide, Inc.	595

		11,202

	Thrifts & Mortgage Finance – 0.0%
36	Mr. Cooper Group, Inc.(a)	1,619

Shares	Description	Value (†)

Common Stocks – continued
	Trading Companies & Distributors – 0.0%
10	GATX Corp.	$1,034

	Water Utilities – 0.1%
7	American Water Works Co., Inc.	1,078
34	Essential Utilities, Inc.	1,522

		2,600

	Wireless Telecommunication Services – 0.1%
35	T-Mobile US, Inc.(a)	4,310

	Total Common Stocks (Identified Cost $1,156,613)	1,172,526

Principal Amount

Bonds and Notes – 21.1%
	Automotive – 0.4%
$9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,880
2,000	Lear Corp., 4.250%, 5/15/2029	1,933
5,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,428

		15,241

	Banking – 3.3%
9,000	American Express Co., 3.700%, 8/03/2023	9,100
10,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	9,515
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,082
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,007
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,822
9,000	Citigroup, Inc., 4.600%, 3/09/2026	9,063
9,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,963
9,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,921
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,919
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	3,808
5,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	4,948
5,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	4,451
10,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,606
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,899

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	$4,969
7,000	State Street Corp., 2.400%, 1/24/2030	6,286
5,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	4,294
10,000	Truist Bank, 3.200%, 4/01/2024	10,006
10,000	Westpac Banking Corp., 2.350%, 2/19/2025	9,722

		141,381

	Brokerage – 0.4%
10,000	BlackRock, Inc., 2.400%, 4/30/2030	8,950
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	7,634

		16,584

	Building Materials – 0.2%
10,000	Owens Corning, 3.950%, 8/15/2029	9,779

	Chemicals – 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,018

	Construction Machinery – 0.3%
11,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	10,747

	Diversified Manufacturing – 0.3%
10,000	3M Co., 3.050%, 4/15/2030	9,388
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,469

		13,857

	Electric – 1.1%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,064
11,000	Entergy Corp., 0.900%, 9/15/2025	9,958
5,000	Exelon Corp., 4.050%, 4/15/2030	4,893
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,396
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,778
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,730
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,818

		46,637

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Environmental – 0.2%
$6,000	Republic Services, Inc., 1.450%, 2/15/2031	$4,767
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,637

		6,404

	Finance Companies – 0.3%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,713
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,321

		11,034

	Financial Other – 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,017

	Food & Beverage – 0.8%
11,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	10,020
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,127
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,467
10,000	PepsiCo, Inc., 2.750%, 3/19/2030	9,272

		32,886

	Government Owned - No Guarantee – 0.4%
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	16,311

	Health Insurance – 0.4%
9,000	Anthem, Inc., 4.101%, 3/01/2028	8,993
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,012

		17,005

	Healthcare – 0.5%
6,000	Cigna Corp., 3.750%, 7/15/2023	6,051
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,009
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	5,817
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,859
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,463

		23,199

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Integrated Energy – 0.6%
$8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	$8,070
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,901
7,000	Shell International Finance BV, 6.375%, 12/15/2038	8,560

		26,531

	Life Insurance – 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,103

	Midstream – 0.2%
9,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	9,096

	Mortgage Related – 4.3%
24,612	FHLMC, 2.500%, 2/01/2052	22,487
11,973	FHLMC, 3.000%, 4/01/2052	11,307
9,000	FHLMC, 3.500%, 5/01/2052	8,743
51,023	FNMA, 2.000%, with various maturities in 2051(b)	45,099
48,899	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	44,711
35,455	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	33,749
13,579	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	13,214
2,181	FNMA, 4.000%, 3/01/2050	2,172
2,546	FNMA, 4.500%, with various maturities in 2049(b)	2,597

		184,079

	Natural Gas – 0.2%
11,000	NiSource, Inc., 0.950%, 8/15/2025	9,975

	Pharmaceuticals – 0.5%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	8,941
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,180
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,847
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,336

		20,304

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Property & Casualty Insurance – 0.1%
$3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	$2,715

	Railroads – 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	9,538

	REITs - Apartments – 0.1%
5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,569

	REITs - Health Care – 0.1%
5,000	Welltower, Inc., 2.800%, 6/01/2031	4,422

	REITs - Office Property – 0.6%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,962
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,728
11,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	9,636

		24,326

	REITs - Single Tenant – 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,892
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,516

		5,408

	REITs - Warehouse/Industrials – 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,849

	Restaurants – 0.2%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,557

	Retailers – 0.3%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,867
11,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	9,419

		14,286

	Technology – 1.3%
9,000	Apple, Inc., 2.500%, 2/09/2025	8,875
6,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	5,609
5,000	HP, Inc., 3.000%, 6/17/2027	4,687
6,000	Intel Corp., 2.450%, 11/15/2029	5,431

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – continued
$10,000	International Business Machines Corp., 4.000%, 6/20/2042	$9,151
6,000	NVIDIA Corp., 2.850%, 4/01/2030	5,587
9,000	Oracle Corp., 2.950%, 5/15/2025	8,708
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	8,104

		56,152

	Treasuries – 2.6%
10,000	U.S. Treasury Bond, 2.250%, 5/15/2041	8,665
9,000	U.S. Treasury Bond, 2.500%, 5/15/2046	7,979
18,700	U.S. Treasury Bond, 2.875%, 11/15/2046	17,808
26,000	U.S. Treasury Bond, 3.000%, 5/15/2045	25,147
9,100	U.S. Treasury Bond, 3.000%, 2/15/2048	8,941
9,100	U.S. Treasury Bond, 3.000%, 2/15/2049	9,029
38,000	U.S. Treasury Note, 0.375%, 11/30/2025	34,688

		112,257

	Utility Other – 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,707

	Wireless – 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,838

	Wirelines – 0.3%
4,000	AT&T, Inc., 3.650%, 6/01/2051	3,242
3,000	AT&T, Inc., 5.250%, 3/01/2037	3,181
8,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.606%, 5/15/2025(c)	8,089

		14,512

	Total Bonds and Notes (Identified Cost $1,004,195)	897,324

Shares
Exchange-Traded Funds – 4.0%
2,441	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $165,121)	168,600

Mutual Funds – 4.8%
3,176	WCM Focused Emerging Markets Fund, Institutional Class	44,979

Shares	Description	Value (†)

Mutual Funds – continued
7,604	WCM Focused International Growth Fund, Institutional Class	$156,941

	Total Mutual Funds (Identified Cost $239,021)	201,920

Affiliated Mutual Funds – 41.3%
54,886	Loomis Sayles Inflation Protected Securities Fund, Class N	608,690
47,854	Loomis Sayles Limited Term Government and Agency Fund, Class N	524,007
50,735	Mirova Global Green Bond Fund, Class N	460,169
14,107	Mirova International Sustainable Equity Fund, Class N	163,500

	Total Affiliated Mutual Funds (Identified Cost $1,907,429)	1,756,366

Principal Amount

Short-Term Investments – 2.7%
$112,959	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $112,959 on 5/02/2022 collateralized by $103,200 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $92,280; $8,600 U.S. Treasury Note, 1.500% due 11/30/2028 valued at $7,883; $11,000 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $11,048; $4,200 U.S. Treasury Note, 3.125% due 11/15/2028 valued at $4,317 including accrued interest(d) (Identified Cost $112,959)	112,959

	Total Investments – 101.5% (Identified Cost $4,585,338)	4,309,695
	Other assets less liabilities – (1.5)%	(62,276)

	Net Assets – 100.0%	$4,247,419

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2022 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of Rule 144A holdings amounted to $9,417 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$674,333	$10,628	$44,955	$2,197	$(33,513)	$608,690	54,886	$8,442
Loomis Sayles Limited Term Government and Agency Fund, Class N	585,044	1,285	45,875	(1,664)	(14,783)	524,007	47,854	1,255
Mirova Global Green Bond Fund, Class N	515,172	12,296	19,994	(2,548)	(44,757)	460,169	50,735	7,696
Mirova International Sustainable Equity Fund, Class N	174,118	10,263	—	—	(20,881)	163,500	14,107	—

	$1,948,667	$34,472	$110,824	$(2,015)	$(113,934)	$1,756,366	167,582	$17,393

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,172,526	$—	$—	$1,172,526
Bonds and Notes*	—	897,324	—	897,324
Exchange-Traded Funds	168,600	—	—	168,600
Mutual Funds	201,920	—	—	201,920
Affiliated Mutual Funds	1,756,366	—	—	1,756,366
Short-Term Investments	—	112,959	—	112,959

Total	$3,299,412	$1,010,283	$—	$4,309,695

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2022 (Unaudited)

Fixed Income	58.5%
Equity	40.3
Short-Term Investments	2.7

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%